Board of Directors, Senior Management and Key management personnel (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 Employees	Dec. 31, 2020 Employees
Related party disclosures [Line Items]
Key management personnel compensation	$ 31,560	$ 23,770	$ 22,598
Number of employees	127	126		6,081	5,507
Chairman [Member] | Variable compensation [Member] | National currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.12%	0.09%
Directors [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.06%	0.045%
Directors committee [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 3,749	$ 4,553
Directors committee [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.02%	0.015%
Health, Safety and Environmental Matters Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation		$ 100
Corporate Governance Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation		$ 100